Annual Total Returns - FidelityMunicipalBondIndexFund-PRO - FidelityMunicipalBondIndexFund-PRO - Fidelity Municipal Bond Index Fund	Aug. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Jul. 11, 2019
Fidelity Municipal Bond Index Fund
Bar Chart Table:
Annual Return 2020	3.10%
Annual Return 2021	1.27%
Annual Return 2022	(9.42%)
Annual Return 2023	5.92%